Collaboration Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration Agreement

3. COLLABORATION AGREEMENT

In December 2009, we, through our wholly-owned subsidiary, OncoGenex Technologies, entered into a collaboration agreement, or Collaboration Agreement, with Teva Pharmaceutical Industries Ltd., or Teva, for the development and global commercialization of custirsen (and related compounds), a pharmaceutical compound designed to inhibit the production of clusterin, a protein we believe is associated with cancer treatment resistance, or the Licensed Product. In December 2014, we and Teva agreed to terminate the Collaboration Agreement upon entry into a termination agreement. In April 2015, we and Teva entered into an agreement, or the Termination Agreement, pursuant to which the Collaboration Agreement was terminated and we regained rights to custirsen.

Pursuant to the Termination Agreement, Teva paid to us, as advanced reimbursement for certain continuing research and development activities related to custirsen, an amount equal to $27.0 million less approximately $3.8 million, which reduction represented a hold-back amount of $3.0 million and $0.8 million for certain third-party expenses incurred by Teva between January 1, 2015 and April 24, 2015, or Closing Date. Teva was permitted to deduct from the $3.0 million hold-back certain costs incurred after January 1, 2015 that arose after the Closing Date. Teva is responsible for expenses related to custirsen incurred pursuant to the Collaboration Agreement through December 31, 2014. We are responsible for certain custirsen-related expenses from and after January 1, 2015. Pursuant to the Termination Agreement, we received a nominal amount from the remaining hold-back after deductions by Teva for certain costs incurred after the Closing Date. We do not expect to receive any additional amounts from Teva.

The advanced reimbursement payment made by Teva, as part of the Termination Agreement, was deferred and recognized as collaboration revenue on a dollar for dollar basis as costs were incurred as part of the continuing research and development activities related to custirsen. We have fully utilized the $23.2 million in advance reimbursement for custirsen-related development costs and recognized the full amount into collaboration revenue between January 1, 2015 and June 30, 2016.

In accordance with the Termination Agreement, Teva transferred certain third-party agreements for the phase 3 clinical trial in second-line chemotherapy in patients with non-small cell lung cancer, or ENSPIRIT, and custirsen development activities to us on the Closing Date.

As part of the termination, Teva assigned to us the investigational new drug application for custirsen and submitted amendments, on a country-by-country basis, transferring sponsorship of the ENSPIRIT study to us. In July 2015, we became the sole trial sponsor for the ENSPIRIT study in all countries.

Ionis and UBC License Agreements

In January 2017, we discontinued further development of OGX-225. We provided a notice of discontinuance to Ionis and a letter of termination to UBC, notifying them that we have discontinued development of OGX-225 resulting in termination of the license agreement related to this product candidate. We believe that all financial obligations, other than continuing mutual indemnification obligations and our requirement to pay for out-of-pocket patent expenses incurred up to the date of termination and for abandoning the OGX-225 patents and patent applications, under all OGX-225-related agreements with Ionis and UBC, are no longer owed and no further payments are due.

In November 2016, we discontinued further development of custirsen. We provided a notice of discontinuance to Ionis and a letter of termination to UBC, notifying the parties that we have discontinued development of custirsen, resulting in termination of all licensing agreements related to custirsen. We believe that all financial obligations, other than continuing mutual indemnification obligations and our requirement to pay for out-of-pocket patent expenses incurred up to the date of termination and for abandoning the custirsen patents and patent applications, under all custirsen-related agreements with Ionis and UBC, including the Ionis settlement agreement, are no longer owed and no further payments are due.

In May and November 2015, we received communications from Ionis requesting payment of 30% of the $23.2 million paid by Teva under the Termination Agreement, as well as 30% of any amounts paid by Teva upon release of the $3.0 million holdback amount. In January 2016, Ionis filed a lawsuit and claimed that we were in breach of the license agreement for failing to pay Ionis a share of the advance reimbursement payment from Teva and other non-monetary consideration received from Teva in connection with the termination of the Collaboration Agreement. Ionis sought damages and a declaratory judgment that, based on our alleged breach, Ionis has the right to terminate the license agreement.

In August 2016, we and Ionis settled this lawsuit. Pursuant to the settlement, we paid to Ionis a $1.4 million upfront payment. In addition, under the settlement agreement, we were required to pay to Ionis additional success-based payments of up to an amount that does not exceed $5.0 million based on, (i) an additional 5% royalty on net sales of custirsen and (ii) 50% of any money we receive related to the sale, license or any other commercial transaction involving custirsen, subject to certain limitations. As a result of the notice of discontinuance provided for custirsen, we believe that all financial obligations under the settlement agreement are no longer owed and no further payments are due.

4. COLLABORATION AGREEMENT

In December 2009, we, through our wholly-owned subsidiary, OncoGenex Technologies, entered into a collaboration agreement, or Collaboration Agreement, with Teva Pharmaceutical Industries Ltd., or Teva, for the development and global commercialization of custirsen (and related compounds), a pharmaceutical compound designed to inhibit the production of clusterin, a protein we believe is associated with cancer treatment resistance, or the Licensed Product. In December 2014, we and Teva agreed to terminate the Collaboration Agreement upon entry into a termination agreement. In April 2015, we and Teva entered into an agreement, or the Termination Agreement, pursuant to which the Collaboration Agreement was terminated and we regained rights to custirsen.

Pursuant to the Termination Agreement, Teva paid to us, as advanced reimbursement for certain continuing research and development activities related to custirsen, an amount equal to $27.0 million less approximately $3.8 million, which reduction represented a hold-back amount of $3.0 million and $0.8 million for certain third-party expenses incurred by Teva between January 1, 2015 and April 24, 2015, or Closing Date. Teva was permitted to deduct from the $3.0 million hold-back certain costs incurred after January 1, 2015 that arose after the Closing Date. Teva is responsible for expenses related to custirsen incurred pursuant to the Collaboration Agreement through December 31, 2014. We are responsible for certain custirsen-related expenses from and after January 1, 2015. Pursuant to the Termination Agreement, we received a nominal amount from the remaining hold-back after deductions by Teva for certain costs incurred after the Closing Date. We do not expect to receive any additional amounts from Teva.

In accordance with the Termination Agreement, Teva transferred certain third-party agreements for the phase 3 clinical trial in second-line chemotherapy in patients with non-small cell lung cancer, or ENSPIRIT, and custirsen development activities to us on the Closing Date. If any additional historical third-party agreements are discovered after the Closing Date and are used to conduct the ENSPIRIT study, then Teva will use commercially reasonable effort to assign such agreements to us and will be responsible for any costs invoiced under such agreements in excess of an aggregate of $0.1 million. We will be responsible for the initial $0.1 million of costs under such agreements.

All licenses granted by us to Teva under the Collaboration Agreement were terminated as of the Closing Date. In addition, Teva assigned to us certain patent applications related to custirsen and abandoned certain other patent applications as requested by us. Furthermore, Teva granted to us and our affiliates an exclusive license (except as to Teva and its affiliates) to any know-how created under and during the term of the Collaboration Agreement to develop, manufacture and commercialize custirsen and certain other antisense inhibitors of clusterin, as set forth in more detail in the Termination Agreement. Teva additionally granted to us and our affiliates a non-exclusive license to any intellectual property owned by or licensed to Teva and its affiliates, whether as of the Closing Date or thereafter, to develop, manufacture and commercialize custirsen, subject to certain limitations. Teva also agreed not to challenge the patentability, validity or enforceability of certain of our patents, and agreed not to file any patent applications covering custirsen or any antisense inhibitor of clusterin for 18 months after the Closing Date. We are responsible for any such expenses incurred from and after January 1, 2015. We do not owe Teva any development milestone payments or royalty payments on sales of custirsen, if any.

As part of the termination, Teva assigned to us the investigational new drug application for custirsen and submitted amendments, on a country-by-country basis, transferring sponsorship of the ENSPIRIT study to us. In July 2015, we became the sole trial sponsor for the ENSPIRIT study in all countries.

We and Teva released each other from all claims related to the Collaboration Agreement. In addition, we agreed to indemnify Teva and its affiliates against any third-party claims attributable to the development and commercialization of custirsen prior to the execution of the Collaboration Agreement and after the Closing Date, and any third-party claims attributable to the conduct of the phase 3 clinical trial in second-line chemotherapy in patients with metastatic castrate resistant prostate cancer, or AFFINITY. Teva agreed to indemnify us and our affiliates against any third-party claims attributable to the development of custirsen during the period between the execution of the Collaboration Agreement and the Closing Date, but excluding the AFFINITY study. The parties’ indemnity obligations cover, among other things, third-party claims brought by current or former patients in the relevant studies and patient product liability claims.

Revenue for the year ended December 31, 2016 was $5.1 million, which consists of recognition of deferred collaboration revenue representing our efforts in the development of custirsen. As of June 30, 2016, the full amount of the advanced reimbursement payment was recognized into collaboration revenue. The advanced reimbursement payment made by Teva, as part of the Termination Agreement, was deferred and recognized as collaboration revenue on a dollar for dollar basis as costs were incurred as part of the continuing research and development activities related to custirsen.

Ionis and UBC License Agreements

In January 2017, we discontinued further development of OGX-225. We provided a notice of discontinuance to Ionis, notifying them that we have discontinued development of OGX-225 resulting in termination of the license agreement related to this product candidate. We intend to also terminate the UBC license agreement related to OGX-225 provided that Ionis does not exercise its reversion rights within 90 days of the notice of discontinuance. If Ionis exercises its reversion rights related to OGX-225, we believe Ionis will assume the rights and obligations under the UBC license agreement.

In November 2016, we provided a notice of discontinuance to Ionis, or the Notice of Discontinuance, and a letter of termination to UBC, or the Letter of Termination, notifying the parties that we have discontinued development of custirsen, resulting in termination of all licensing agreements related to custirsen. We believe that all financial obligations, other than continuing mutual indemnification obligations and our requirement to pay for out-of-pocket patent expenses incurred up to the date of termination and for abandoning the custirsen patents and patent applications, under all agreements with Ionis and UBC, including the Ionis settlement agreement, are no longer owed and no further payments are due.

Under the license agreements with Ionis and UBC, we were required to pay royalties to each of Ionis and UBC based on a percentage of net sales. We did not make any royalty payments to either Ionis or UBC in 2016. In addition, pursuant to the terms of the agreements with Ionis, we were required to pay to Ionis up to 20% of all non-royalty revenue (defined to mean revenue not based on net sales of products) we receive from third parties.

In May and November 2015, we received communications from Ionis requesting payment of 30% of the $23.2 million paid by Teva under the Termination Agreement, as well as 30% of any amounts paid by Teva upon release of the $3.0 million holdback amount. In January 2016, Ionis filed a lawsuit and claimed that we were in breach of the license agreement for failing to pay Ionis a share of the advance reimbursement payment from Teva and other non-monetary consideration received from Teva in connection with the termination of the Collaboration Agreement. Ionis sought damages and a declaratory judgment that, based on our alleged breach, Ionis has the right to terminate the license agreement.

In August 2016, we and Ionis settled this lawsuit. Pursuant to the settlement, we paid to Ionis a $1.4 million upfront payment. In addition, under the settlement agreement, we were required to pay to Ionis additional success-based payments of up to an amount that does not exceed $5.0 million based on, (i) an additional 5% royalty on net sales of custirsen and (ii) 50% of any money we receive related to the sale, license or any other commercial transaction involving custirsen, subject to certain limitations. As a result of the Notice of Discontinuance, we believe that all financial obligations under the settlement agreement are no longer owed and no further payments are due.